Note 15 - Retirement and Pension Plans (Details) - Changes in Projected Benefit Obligation and Plan Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Projected Benefit Obligation and Plan Assets [Abstract]
Projected benefit obligation, beginning of the year	$ 933	$ 1,220	$ 1,074
Service cost	3	3	5
Interest cost	17	18	20
Actuarial (gain) loss	(61)	(277)	76
Effect of changes in foreign exchange rate	(54)	(31)	45
Projected benefit obligation, end of the year	838	933	1,220
Fair value of plan assets, beginning of the year	542	512	446
Employer contributions	24	36	42
Actual return on plan assets	12	7	5
Effect of changes in foreign exchange rate	(33)	(13)	19
Fair value of plan assets, end of the year	$ 545	$ 542	$ 512